Derivative Liabilities (Details 1) - Level 3 [Member] - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning	$ 1,322,729	$ 205,144
Issuance of derivative warrants		165,719
Change in fair value of derivative warrant liabilities	877,490	968,840
Reclassification of Derivative liability to Additional Paid in Capital	(2,200,219)	(16,974)
Balance at end		$ 1,322,729